Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Due from related parties-current
Other receivables-current		$ 13,587,536	$ 13,859,350
Subtotal-due from related parties-current		13,587,536
Due from related parties-non current
Subtotal-due from related parties-non current			13,859,350
Due to related parties-non current
Due to related parties-non current		7,336,833	7,905,290
Total		7,553,901	8,610,237
Technology service fee payable
Nature Technology service fee payable		22,264,768	19,741,689	$ 17,379,144
Loans from a related party
Loans from a related party		150,000		2,315,351
Repayment of loans from a related party
Repayment of loans from a related party		416,916	31,776	2,314,311
Zhizhen Guorui [Member]
Due from related parties-current
Other receivables-current	[1]	13,587,536
Due from related parties-non current
Due from related parties-non current			13,859,350
Due to related parties-current
Due to related parties-current			71,735
Technology service fee payable
Nature Technology service fee payable		699,404	661,010	100,315
Technology service fee paid
Technology service fee paid		878,512	684,412
Interest-free loans to a related party
Interest-free loans to a related party			13,896,539
Shanghai Aoshu [Member]
Due from related parties-current
Other receivables-current	[2]	19,255	19,796
Credit losses provisions [Member]
Due from related parties-current
Allowance for credit losses		(19,255)	(19,796)
Shanghai Shenghan [Member]
Due to related parties-current
Due to related parties-current		67,068	83,036
Technology service fee payable
Nature Technology service fee payable		7,991
Technology service fee paid
Technology service fee paid		21,888	112,980
Return of inventories to a related party
Return of inventories to a related party				239,330
Hui Yuan [Member]
Due to related parties-current
Due to related parties-current	[3]	150,000
Due to related parties-non current
Due to related parties-non current	[4]	7,336,833	7,905,290
Loans from a related party
Loans from a related party			400,000
Repayment of loans from a related party
Repayment of loans from a related party		812,747
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties			1,355,760	169,416
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member]
Due to related parties-current
Due to related parties-current	[3]		422,541
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties		416,916		297,221
Related Party [Member]
Due from related parties-non current
Due from related parties-non current			13,859,350
Due to related parties-current
Due to related parties-current	[3]	217,068	704,947
Zhejiang Baiqianyin [Member]
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties			141	1,788,230
Jiaxing Sound Core Intelligent Technology Co., LTD [Member]
Interest-free loans repayment to related parties
Interest-free loans repayment to related parties			31,776	59,444
Shanghai Machinemind Intelligent Technology Co., Ltd. [Member]
Debt relief
Debt relief				72,819
Interest-free loans from Related parties [Member] | Hui Yuan [Member]
Interest-free loans from related parties
Interest-free loans from related parties		150,000		532,026
Interest-free loans from Related parties [Member] | Haiyin Capital Investment (International) Limited [Member]
Due to related parties-current
Due to related parties-current	[3]		127,635
Interest-free loans from Related parties [Member] | Zhejiang Baiqianyin [Member]
Interest-free loans from related parties
Interest-free loans from related parties			$ 290,076	$ 1,783,326

[1]	The balance consisted of: (i) On March 31, 2023, the Group entered into agreement to provide a loan to Zhizhen Guorui, an equity investment of the Group, with a maximum amount of $14,084,705 (RMB100.0 million) and interest-free. As of December 31, 2024, the actual loan provided by the Group to Zhizhen Guorui amounted to $13,480,745 (RMB98.4 million). The Group anticipates that it will be able to repay the loan within one year. (ii) The prepayment of $106,791 to Zhizhen Guorui for the purchase of technology development service.
[2]	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the years ended December 31, 2022, 2023 and 2024, the Group made full provision of receivables from Shanghai Aoshu based on the management’s estimation of the collectability of the receivable from Shanghai Aoshu;
[3]	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand.
[4]	Hui Yuan provided several interest-free loans to the Group for its daily operation needs before 2022. In 2023, the Group entered into agreement with Hui Yuan to establish an annual interest rate for the outstanding loans. The interest shall be calculated at an annual rate of 6.8% based on the actual number of days used from January 1, 2023. The maturity of the loans from Hui Yuan will be extended based on mutual consent. As of December 31, 2023 and 2024, the corresponding balance due to Hui Yuan was $7,505,290 and $7,336,833, respectively.